Document and Entity Information	12 Months Ended
Mar. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	GREENPOWER MOTOR Co INC.
Entity Central Index Key	0001584547
Entity Current Reporting Status	No
Amendment Flag	true
Amendment Description	This Amendment No. 1 (the “Form 20-F/A”) to the Annual Report on Form 20-F of GreenPower Motor Company Inc. (“GreenPower”) for the year ended March 31, 2020 (the “Form 20-F”), which was filed with the Securities and Exchange Commission on July 21, 2020, is being filed for the purpose of adding Exhibit 101 and to furnish the Interactive Data File (as defined in Rule 11 of Regulation S-T) as Exhibit 101 in accordance with Rule 405 of Regulation S-T. Exhibit 101, which contains interactive data files in eXtensible Business Reporting Language (XBRL), was previously omitted from the Form 20-F in accordance with the 30-day grace period for initial interactive data submission under Rule 405 of Regulation S-T. In addition, this Form 20-F/A is being filed for the purpose of amending the cover page of the Form 20-F to indicate that GreenPower does not have securities registered or to be registered pursuant to Section 12(g) of the Securities Exchange Act of 1934. Except as described above, this Form 20-F/A does not, and does not purport to, amend, modify, update or restate any information set forth in the Form 20-F or reflect any events that occurred subsequent to the filing of the Form 20-F on July 21, 2020.
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	108,407,251
Document Type	20-F/A
Document Period End Date	Mar. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false